Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 110,728	$ 108,177	$ 118,641
FVTPL Securities		14,739	13,641	14,663
FVOCI Securities		48,365	43,561	43,071
Derivative Assets
Derivative Assets		33,294	48,160	34,827
Derivative Liabilities
Derivative Liabilities		44,090	59,956	$ 29,825
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		110,728	108,177
FVTPL Securities		14,739	13,641
FVOCI Securities		48,365	43,561
Loans		6,660	5,732
Other Assets	[1]	4,730	4,257
Fair value liabilities		80,060	71,299
Securities sold but not yet purchased		45,226	40,979
Structured note liabilities	[2]	30,303	26,305
Structured deposits	[3]	603	536
Other liabilities	[4]	3,928	3,479
Derivative Assets
Derivative Assets		33,294	48,160
Derivative Liabilities
Derivative Liabilities		44,090	59,956
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		11,694	10,936
FVTPL Securities		598	493
FVOCI Securities		13,866	12,301
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5,946	6,110
FVTPL Securities		1,275	1,080
FVOCI Securities		4,801	4,571
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		19,465	16,699
FVTPL Securities		5	4
FVOCI Securities		2,845	3,110
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		142	139
FVOCI Securities		4,384	3,714
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,745	3,970
FVTPL Securities		88	87
FVOCI Securities		6,488	6,411
Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		17,790	14,312
FVTPL Securities		8	8
FVOCI Securities		11,967	9,268
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,816	9,592
FVTPL Securities		7,060	6,479
FVOCI Securities		3,858	4,033
Measured at fair value [member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		371	346
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		42,759	46,073
FVTPL Securities		5,705	5,490
FVOCI Securities		156	153
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		370	176
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		6,290	5,556
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		10,112	12,762
Derivative Liabilities
Derivative Liabilities		12,140	16,598
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		14,818	22,522
Derivative Liabilities
Derivative Liabilities		16,411	25,110
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		3,627	6,324
Derivative Liabilities
Derivative Liabilities		2,484	3,589
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,711	6,491
Derivative Liabilities
Derivative Liabilities		13,020	14,584
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		26	61
Derivative Liabilities
Derivative Liabilities		35	75
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		65,139	64,086
FVTPL Securities		2,331	1,857
FVOCI Securities		6,758	8,109
Other Assets	[1]	4,601	4,148
Fair value liabilities		23,805	19,644
Securities sold but not yet purchased		22,542	18,465
Other liabilities	[4]	1,263	1,179
Derivative Assets
Derivative Assets		1,530	2,554
Derivative Liabilities
Derivative Liabilities		2,014	2,786
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,292	6,981
FVTPL Securities		414	319
FVOCI Securities		2,483	3,544
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,868	1,120
FVTPL Securities		278	36
FVOCI Securities		1,121	972
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,678	7,326
FVTPL Securities		4
FVOCI Securities		1,564	1,443
Valued using quoted market prices [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			56
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,565	1,085
FVOCI Securities		1,350	1,795
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,977	1,445
FVTPL Securities		95	62
FVOCI Securities		240	355
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		42,759	46,073
FVTPL Securities		1,540	1,440
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		27	80
Derivative Liabilities
Derivative Liabilities		14	58
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		1	21
Derivative Liabilities
Derivative Liabilities		12	2
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,063	1,514
Derivative Liabilities
Derivative Liabilities		1,145	1,523
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		430	939
Derivative Liabilities
Derivative Liabilities		820	1,203
Valued using quoted market prices [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		9
Derivative Liabilities
Derivative Liabilities		23
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		44,989	43,103
FVTPL Securities		8,236	7,732
FVOCI Securities		41,450	35,298
Loans		6,540	5,712
Other Assets	[1]	63	60
Fair value liabilities		56,252	51,653
Securities sold but not yet purchased		22,684	22,514
Structured note liabilities	[2]	30,303	26,305
Structured deposits	[3]	603	536
Other liabilities	[4]	2,662	2,298
Derivative Assets
Derivative Assets		31,750	45,580
Derivative Liabilities
Derivative Liabilities		42,062	57,168
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,402	3,955
FVTPL Securities		184	174
FVOCI Securities		11,383	8,757
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,078	4,990
FVTPL Securities		997	1,044
FVOCI Securities		3,680	3,599
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		9,787	9,373
FVTPL Securities		1	4
FVOCI Securities		1,281	1,667
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		142	83
FVOCI Securities		4,383	3,713
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,180	2,885
FVTPL Securities		88	87
FVOCI Securities		5,138	4,616
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		17,195	13,327
FVTPL Securities		8	8
FVOCI Securities		11,967	9,268
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		6,834	8,144
FVTPL Securities		6,954	6,409
FVOCI Securities		3,618	3,678
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		371	346
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		4	6
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		370	176
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		6,170	5,536
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		10,085	12,682
Derivative Liabilities
Derivative Liabilities		12,126	16,540
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		14,817	22,475
Derivative Liabilities
Derivative Liabilities		16,387	25,108
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2,551	4,810
Derivative Liabilities
Derivative Liabilities		1,339	2,066
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		4,280	5,552
Derivative Liabilities
Derivative Liabilities		12,200	13,381
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		17	61
Derivative Liabilities
Derivative Liabilities		10	73
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		600	988
FVTPL Securities		4,172	4,052
FVOCI Securities		157	154
Loans		120	20
Other Assets	[1]	66	49
Fair value liabilities		3	2
Other liabilities	[4]	3	2
Derivative Assets
Derivative Assets		14	26
Derivative Liabilities
Derivative Liabilities		14	2
Valued using models (without observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities		1	1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		595	985
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		5	3
FVTPL Securities		11	8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		4,161	4,044
FVOCI Securities		156	153
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		120	20
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets			26
Derivative Liabilities
Derivative Liabilities		12
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		13
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 2	$ 2

[1]	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other investments measured at fair value.
[2]	These structured note liabilities included in deposits have been designated at FVTPL.
[3]	This represents certain embedded options related to structured deposits carried at amortized cost.
[4]	Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.